Portfolio of investments—November 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 10.15%
FHLB	5.63%	3-14-2036	$500,000	$552,394
FNMA%%	2.00	12-13-2053	315,000	252,294
FNMA%%	4.00	12-15-2039	265,000	257,500
FNMA%%	5.00	12-12-2054	4,150,000	4,071,935
FNMA%%	5.50	12-15-2054	6,450,000	6,442,083
FNMA%%	6.00	12-15-2054	1,575,000	1,593,432
GNMA%%	2.00	12-19-2054	455,000	373,702
GNMA%%	2.50	12-19-2054	1,030,000	879,897
GNMA%%	3.00	12-19-2054	2,545,000	2,255,082
GNMA%%	3.50	12-19-2054	1,575,000	1,439,851
GNMA%%	4.00	12-19-2054	250,000	235,063
GNMA%%	5.00	12-15-2054	19,200,000	18,921,062
GNMA%%	5.50	12-15-2054	11,190,000	11,199,772
GNMA%%	6.00	12-15-2054	6,625,000	6,691,515
GNMA%%	6.50	12-15-2054	1,270,000	1,291,274
Total agency securities (Cost $55,985,909)				56,456,856
Asset-backed securities: 22.23%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	317,966	324,152
ACHM Trust Series 2024-HE2 Class A144A	5.35	10-25-2039	3,413,932	3,380,820
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	2,000,000	1,991,357
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	1,500,000	1,517,307
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	3,600,000	3,594,937
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	260,000	267,963
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	625,000	592,544
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	60,438	61,075
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	100,000	101,501
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class C144A	6.38	1-15-2031	1,700,000	1,704,143
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	5,500,000	5,484,905
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	179,450	171,028
Carvana Auto Receivables Trust Series 2024-P2 Class A3	5.33	7-10-2029	1,230,000	1,244,890
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	1,315,000	1,323,686
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	1,000,000	1,022,366
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	1,000,000	1,010,117
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	2,320,000	2,398,831
Cologix Data Centers U.S. Issuer LLC Series 2021-1A Class B144A	3.79	12-26-2051	1,350,000	1,270,385
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	2,042,549	2,057,150
CyrusOne Data Centers Issuer I LLC Series 2023-2A Class A2144A	5.56	11-20-2048	1,025,000	1,026,138
DataBank Issuer LLC Series 2021-1A Class B144A	2.65	2-27-2051	250,000	236,326
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	6,620,000	6,514,279
DB Master Finance LLC Series 2021-1A Class A23144A	2.79	11-20-2051	295,850	253,765
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 1

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
DI Issuer LLC Series 2024-1A Class A2144A	5.81%	9-15-2054	$1,000,000	$978,708
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	984,456	886,532
ECMC Group Student Loan Trust Series 2018-1A Class A (30 Day Average U.S. SOFR+0.86%)144A±	5.60	2-27-2068	154,282	153,460
Edgeconnex Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	1,063,164	1,061,854
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	133,139	133,538
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	451,610	462,008
FIGRE Trust Series 2024-HE2 Class A144A±±	6.38	5-25-2054	1,771,868	1,801,431
FIGRE Trust Series 2024-HE5 Class A144A±±	5.44	10-25-2054	4,205,092	4,201,596
First National Master Note Trust Series 2024-1 Class A	5.34	5-15-2030	840,000	850,390
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	4,050,000	4,215,649
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	1,615,000	1,521,449
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class B144A	5.31	5-15-2028	1,335,000	1,340,447
FREED Mortgage Trust Series 2022-HE1 Class B144A	7.00	10-25-2037	2,105,000	2,171,839
Frontier Issuer LLC Series 2024-1 Class A2144A	6.19	6-20-2054	1,000,000	1,026,004
Golub Capital Partners ABS Funding Series 2024-1A Class A2144A	6.89	1-25-2034	270,000	271,373
Gracie Point International Funding LLC Series 2023-1A Class B (90 Day Average U.S. SOFR+2.60%)144A±	7.53	9-1-2026	275,000	277,329
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	3,115,000	3,220,098
Hertz Vehicle Financing LLC Series 2021-1A Class B144A	1.56	12-26-2025	65,833	65,621
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	1,053,742	1,031,242
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	403,162	346,246
Jack in the Box Funding LLC Series 2022-1A Class A2II144A	4.14	2-26-2052	2,646,000	2,364,489
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	161,563	158,485
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	2,100,000	2,097,280
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	5,000,000	4,909,436
Madison Park Funding XLVI Ltd. Series 2020-46A Class B1R (U.S. SOFR 3 Month+1.91%)144A±	6.57	10-15-2034	500,000	501,214
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	5.80	10-16-2036	303,959	302,537
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	7.52	10-16-2036	3,300,000	3,126,954
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.96	2-19-2037	556,981	554,724
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	6.81	2-19-2037	250,000	243,244
MNR ABS Issuer I LLC‡	8.12	12-15-2038	337,136	341,789
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77	7-22-2034	555,000	555,017
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	852,862	870,782
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	72,375	66,677
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	1,250,000	1,115,953
NextGear Floorplan Master Owner Trust Series 2024-2A Class A2144A	4.42	9-15-2029	3,600,000	3,580,844
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80%	1-20-2051	$248,958	$236,073
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.26%)144A±	5.88	3-17-2030	109,437	109,647
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	30,579	30,711
Oportun Issuance Trust Series 2022-2 Class C144A	9.36	10-9-2029	809,400	812,423
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	325,000	326,222
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	70,962	70,123
Pagaya AI Debt Trust Series 2023-6 Class B144A	7.46	6-16-2031	999,744	1,005,906
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	335,000	337,370
PRET LLC Series 2024-NPL3 Class A1144A±±	7.52	4-27-2054	436,751	440,597
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	2,866,591	2,914,922
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	2,745,468	2,795,299
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	559,990	562,355
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	660,000	654,099
Retained Vantage Data Centers Issuer LLC Series 2024-1A Class A2144A	4.99	9-15-2049	2,100,000	2,039,913
RR 5 Ltd. Series 2018-5A Class A1R (U.S. SOFR 3 Month+1.50%)144A±	6.16	7-15-2039	2,500,000	2,517,010
Saluda Grade Alternative Mortgage Trust Series 2023-FIG3 Class A144A±±	7.07	8-25-2053	1,296,427	1,335,264
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	154,613	150,611
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	330,000	304,822
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	451,473	459,511
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	117,863	101,849
Sesac Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	446,625	450,008
Sotheby’s Artfi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	3,500,000	3,536,574
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	2,000,000	1,967,117
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	2,800,000	2,767,880
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	2,010,000	2,002,010
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	505,987	426,065
Towd Point HE Trust Series 2023-1 Class A1A144A	6.88	2-25-2063	295,159	295,625
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	1,370,000	1,383,539
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	6.26	2-15-2039	970,550	965,127
TSC SPV Funding LLC Series 2024-1A Class A2144A	6.29	8-20-2054	710,000	709,446
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	241,874	208,586
Westlake Automobile Receivables Trust Series 2024-2A Class A3144A	5.56	2-15-2028	615,000	620,608
Wingstop Funding LLC Series 2024-1A Class A2144A%%	5.86	12-5-2054	3,000,000	3,043,036
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	1,610,887	1,470,403
Ziply Fiber Issuer LLC Series 2024-1A Class A2144A	6.64	4-20-2054	2,160,000	2,217,479
Total asset-backed securities (Cost $123,654,279)				123,624,134
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 3

Portfolio of investments—November 30, 2024 (unaudited)

	Shares	Value
Common stocks: 0.00%
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	32,517	$0
Total common stocks (Cost $0)		0

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 17.11%
Basic materials: 0.47%
Chemicals: 0.34%
International Flavors & Fragrances, Inc.144A	3.47%	12-1-2050	$370,000	256,422
Solvay Finance America LLC144A	5.85	6-4-2034	1,500,000	1,558,166
Westlake Corp.	1.63	7-17-2029	100,000	99,317
				1,913,905
Mining: 0.13%
Glencore Funding LLC144A	3.38	9-23-2051	1,000,000	695,998
Communications: 1.39%
Advertising: 0.06%
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	310,000	291,190
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	50,000	49,312
				340,502
Internet: 0.32%
Arches Buyer, Inc.144A	4.25	6-1-2028	320,000	298,734
Arches Buyer, Inc.144A	6.13	12-1-2028	150,000	135,766
MercadoLibre, Inc.	3.13	1-14-2031	1,550,000	1,353,362
				1,787,862
Media: 1.01%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	1,340,000	1,117,283
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	750,000	682,518
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	1,440,000	920,359
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	230,000	156,491
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	1,450,000	1,019,484
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	590,000	607,023
Sirius XM Radio, Inc.144A	5.50	7-1-2029	1,110,000	1,084,815
				5,587,973
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 3.53%
Airlines: 0.57%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50%	4-20-2026	$50,000	$49,977
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	505,000	504,159
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	2,000,000	1,986,519
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	97,766	101,091
United Airlines Pass-Through Trust Series 2024-1 Class A	5.88	2-15-2037	500,000	521,105
				3,162,851
Auto manufacturers: 1.29%
Ford Motor Co.	3.25	2-12-2032	1,375,000	1,172,824
Ford Motor Co.	6.10	8-19-2032	680,000	693,774
General Motors Financial Co., Inc.	4.90	10-6-2029	1,000,000	996,064
Hyundai Capital America144A	4.75	9-26-2031	1,600,000	1,572,848
Toyota Motor Credit Corp.	3.85	7-24-2030	2,500,000	2,761,918
				7,197,428
Entertainment: 0.47%
Cinemark USA, Inc.144A	5.25	7-15-2028	510,000	498,580
Warnermedia Holdings, Inc.	4.28	3-15-2032	1,225,000	1,105,410
Warnermedia Holdings, Inc.	5.14	3-15-2052	1,250,000	1,004,819
				2,608,809
Home builders: 0.05%
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	290,000	283,012
Leisure time: 0.21%
Sabre Global, Inc.144A	8.63	6-1-2027	802,000	792,671
Sabre Global, Inc.144A	10.75	11-15-2029	362,475	365,556
				1,158,227
Lodging: 0.15%
Las Vegas Sands Corp.	6.20	8-15-2034	800,000	821,777
Retail: 0.61%
Group 1 Automotive, Inc.144A	6.38	1-15-2030	650,000	657,334
Kohl’s Corp.	4.63	5-1-2031	315,000	254,659
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	780,000	750,361
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	110,000	105,105
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	8.50	10-1-2028	45,000	45,688
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	710,000	677,676
Sonic Automotive, Inc.144A	4.63	11-15-2029	825,000	775,579
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	110,000	116,139
				3,382,541
Toys/games/hobbies: 0.18%
Mattel, Inc.144A	5.88	12-15-2027	1,000,000	1,002,440
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 5

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 2.17%
Agriculture: 0.09%
BAT Capital Corp.	4.76%	9-6-2049	$600,000	$510,199
Commercial services: 0.70%
CoreCivic, Inc.	8.25	4-15-2029	250,000	265,501
GEO Group, Inc.	8.63	4-15-2029	425,000	449,530
GEO Group, Inc.	10.25	4-15-2031	100,000	109,470
Global Payments, Inc.	4.88	3-17-2031	1,000,000	1,125,153
Global Payments, Inc.	5.95	8-15-2052	1,020,000	1,041,977
Service Corp. International	5.75	10-15-2032	630,000	627,665
Upbound Group, Inc.144A	6.38	2-15-2029	245,000	240,209
				3,859,505
Food: 0.14%
Kroger Co.	5.65	9-15-2064	800,000	788,548
Healthcare-products: 0.23%
Danaher Corp.	2.50	3-30-2030	1,200,000	1,254,436
Healthcare-services: 0.74%
DaVita, Inc.144A	6.88	9-1-2032	1,000,000	1,032,853
Elevance Health, Inc.	4.95	11-1-2031	910,000	910,993
Elevance Health, Inc.	5.85	11-1-2064	865,000	890,542
UnitedHealth Group, Inc.	5.15	7-15-2034	540,000	549,568
UnitedHealth Group, Inc.	5.63	7-15-2054	720,000	746,968
				4,130,924
Pharmaceuticals: 0.27%
Viatris, Inc.	4.00	6-22-2050	2,090,000	1,498,493
Energy: 2.26%
Oil & gas: 0.97%
Apache Corp.	5.10	9-1-2040	635,000	558,278
Apache Corp.	5.35	7-1-2049	1,500,000	1,283,885
California Resources Corp.144A	8.25	6-15-2029	185,000	189,856
ConocoPhillips Co.%%	5.50	1-15-2055	540,000	543,855
ConocoPhillips Co.%%	5.65	1-15-2065	245,000	247,925
EOG Resources, Inc.	5.65	12-1-2054	500,000	514,575
Expand Energy Corp.	5.38	3-15-2030	1,000,000	992,769
Occidental Petroleum Corp.	6.05	10-1-2054	1,085,000	1,071,723
				5,402,866
Pipelines: 1.29%
DT Midstream, Inc.144A%%	5.80	12-15-2034	1,170,000	1,190,653
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	740,000	787,122
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	260,000	260,120
Harvest Midstream I LP144A	7.50	9-1-2028	220,000	225,062
See accompanying notes to portfolio of investments
6 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Harvest Midstream I LP144A	7.50%	5-15-2032	$110,000	$113,033
Kinetik Holdings LP144A	6.63	12-15-2028	1,000,000	1,023,897
Prairie Acquiror LP144A	9.00	8-1-2029	300,000	310,482
South Bow USA Infrastructure Holdings LLC144A	5.03	10-1-2029	1,410,000	1,399,166
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,195,000	1,131,091
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	100,000	102,375
Venture Global LNG, Inc.144A	9.50	2-1-2029	375,000	418,910
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	200,000	207,261
				7,169,172
Financial: 3.75%
Banks: 0.94%
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	110,000	90,957
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	1,550,000	1,600,996
Santander Holdings USA, Inc. (U.S. SOFR+1.94%)±	5.35	9-6-2030	1,000,000	998,230
Wells Fargo & Co. (3 Month EURIBOR+1.85%)±	1.74	5-4-2030	2,500,000	2,507,957
				5,198,140
Diversified financial services: 0.78%
Aircastle Ltd.144A	5.95	2-15-2029	900,000	927,188
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14	8-24-2034	2,250,000	2,410,947
Computershare U.S., Inc.	1.13	10-7-2031	300,000	271,042
OneMain Finance Corp.	7.13	3-15-2026	280,000	286,047
PRA Group, Inc.144A	5.00	10-1-2029	500,000	459,921
				4,355,145
Insurance: 1.04%
AssuredPartners, Inc.144A	5.63	1-15-2029	285,000	270,696
Athene Global Funding	0.37	9-10-2026	100,000	101,113
CNO Financial Group, Inc.	6.45	6-15-2034	1,860,000	1,957,900
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	210,000	185,999
Lincoln National Corp.	4.35	3-1-2048	170,000	138,399
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+3.58%)ʊ±	3.85	9-15-2025	750,000	736,722
National Life Insurance Co. (3 Month LIBOR+3.31%)144A±	5.25	7-19-2068	40,000	35,493
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	380,000	352,596
Pine Street Trust III144A	6.22	5-15-2054	1,020,000	1,081,017
Reinsurance Group of America, Inc.	6.00	9-15-2033	356,000	376,055
Transatlantic Holdings, Inc.	8.00	11-30-2039	443,000	561,992
				5,797,982
REITS: 0.99%
Brandywine Operating Partnership LP	8.30	3-15-2028	655,000	691,339
EPR Properties	3.75	8-15-2029	1,035,000	962,368
Essential Properties LP	2.95	7-15-2031	1,267,000	1,092,198
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 7

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS(continued)
Iron Mountain, Inc.144A	4.50%	2-15-2031	$700,000	$652,005
Omega Healthcare Investors, Inc.	3.63	10-1-2029	550,000	513,187
Realty Income Corp.	5.13	7-6-2034	900,000	1,074,701
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	600,000	496,586
				5,482,384
Industrial: 0.92%
Aerospace/defense: 0.25%
Boeing Co.	5.81	5-1-2050	525,000	501,980
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	790,000	877,612
				1,379,592
Building materials: 0.26%
Builders FirstSource, Inc.144A	6.38	3-1-2034	900,000	917,236
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	510,000	502,571
				1,419,807
Electronics: 0.04%
Sensata Technologies, Inc.144A	6.63	7-15-2032	200,000	204,061
Packaging & containers: 0.14%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	810,000	806,828
Trucking & leasing: 0.23%
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	1,265,000	1,306,612
Technology: 0.38%
Software: 0.38%
Athenahealth Group, Inc.144A	6.50	2-15-2030	335,000	320,663
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,190,000	1,239,845
Rocket Software, Inc.144A	9.00	11-28-2028	550,000	571,366
				2,131,874
Utilities: 2.24%
Electric: 2.06%
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	975,000	998,985
Duke Energy Corp.	3.10	6-15-2028	1,200,000	1,275,754
Duke Energy Corp.	3.85	6-15-2034	1,300,000	1,395,082
Duke Energy Indiana LLC	5.40	4-1-2053	400,000	402,735
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	1,150,000	1,205,801
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)144A±	7.63	12-15-2054	1,230,000	1,271,766
Indianapolis Power & Light Co.144A	5.70	4-1-2054	590,000	612,455
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	785,000	811,260
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055	1,565,000	1,574,829
See accompanying notes to portfolio of investments
8 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Southern California Edison Co.	3.65%	2-1-2050		$150,000	$113,844
Southern California Edison Co.	5.75	4-15-2054		340,000	353,812
Southwestern Public Service Co.	6.00	6-1-2054		500,000	533,212
Vistra Operations Co. LLC144A	3.70	1-30-2027		570,000	556,129
Vistra Operations Co. LLC144A	7.75	10-15-2031		350,000	371,734
					11,477,398
Gas: 0.18%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		550,000	588,622
Southern California Gas Co.	5.75	6-1-2053		400,000	419,834
					1,008,456
Total corporate bonds and notes (Cost $94,512,949)					95,125,747
Foreign corporate bonds and notes: 8.38%
Communications: 1.68%
Internet: 0.40%
Engineering - Ingegneria Informatica - SpA	5.88	9-30-2026	EUR	370,000	385,469
United Group BV144A	6.50	10-31-2031	EUR	1,730,000	1,839,283
					2,224,752
Media: 0.15%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	106,459	95,007
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	800,000	763,184
					858,191
Telecommunications: 1.13%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	600,000	814,661
Chorus Ltd.	3.63	9-7-2029	EUR	500,000	543,858
Eutelsat SA	1.50	10-13-2028	EUR	200,000	161,970
Koninklijke KPN NV	3.88	7-3-2031	EUR	400,000	446,069
Optics Bidco SpA	1.63	1-18-2029	EUR	300,000	291,712
SES SA (EURIBOR ICE Swap Rate 11:00am+3.19%)ʊ±	2.88	5-27-2026	EUR	100,000	98,525
Tele2 AB	0.75	3-23-2031	EUR	1,450,000	1,350,234
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	250,000	241,703
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	600,000	683,981
Vmed O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	500,000	533,801
Zegona Finance PLC144A	6.75	7-15-2029	EUR	1,000,000	1,121,476
					6,287,990
Consumer, cyclical: 1.31%
Auto manufacturers: 0.06%
Stellantis NV	2.00	3-20-2025	EUR	100,000	105,308
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	200,000	202,946
					308,254
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 9

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Auto parts & equipment: 0.10%
Forvia SE	7.25%	6-15-2026	EUR	500,000	$547,666
Distribution/wholesale: 0.19%
SIG PLC144A	9.75	10-31-2029	EUR	1,000,000	1,064,147
Entertainment: 0.62%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	240,000	246,011
Allwyn Entertainment Financing U.K. PLC144A	7.25	4-30-2030	EUR	1,000,000	1,129,507
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	1,100,000	1,220,336
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	540,000	600,672
Universal Music Group NV	4.00	6-13-2031	EUR	250,000	278,580
					3,475,106
Leisure time: 0.34%
TUI AG	5.88	3-15-2029	EUR	1,705,000	1,882,837
Consumer, non-cyclical: 1.23%
Agriculture: 0.25%
BAT International Finance PLC	2.25	1-16-2030	EUR	1,380,000	1,406,569
Commercial services: 0.61%
Nexi SpA	2.13	4-30-2029	EUR	1,500,000	1,495,406
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	1,050,000	1,134,111
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	650,000	734,130
					3,363,647
Food: 0.19%
Iceland Bondco PLC	10.88	12-15-2027	GBP	735,000	989,743
Sigma Holdco BV144A	5.75	5-15-2026	EUR	57,085	59,625
					1,049,368
Healthcare-services: 0.12%
Ephios Subco 3 SARL	7.88	1-31-2031	EUR	600,000	688,899
Pharmaceuticals: 0.06%
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	200,000	199,990
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)±	7.00	9-25-2083	EUR	100,000	112,174
					312,164
Energy: 0.36%
Oil & gas: 0.36%
Aker BP ASA	1.13	5-12-2029	EUR	250,000	242,302
BP Capital Markets PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.52%)ʊ±	3.25	3-22-2026	EUR	450,000	472,396
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	1,250,000	1,283,753
					1,998,451
See accompanying notes to portfolio of investments
10 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Financial: 1.72%
Banks: 1.18%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75%	9-22-2027	EUR	500,000	$515,826
Banco BPM SpA	0.88	7-15-2026	EUR	100,000	102,950
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	400,000	456,220
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	455,229
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	200,000	223,037
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	1,400,000	1,584,709
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	800,000	919,257
Nordea Bank Abp (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.00%)ʊ±	3.50	3-12-2025	EUR	400,000	419,817
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	600,000	624,230
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	300,000	342,205
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	750,000	907,200
					6,550,680
Diversified financial services: 0.23%
Sherwood Financing PLC	4.50	11-15-2026	EUR	1,220,000	1,280,048
Insurance: 0.25%
Assicurazioni Generali SpA	2.43	7-14-2031	EUR	300,000	295,198
AXA SA	3.63	1-10-2033	EUR	1,000,000	1,116,105
					1,411,303
Real estate: 0.06%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	300,000	303,581
Government securities: 0.22%
Multi-national: 0.22%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	1,370,000	1,216,759
Industrial: 0.79%
Engineering & construction: 0.32%
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	1,300,000	1,254,638
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	500,000	492,532
					1,747,170
Machinery-diversified: 0.42%
John Deere Bank SA	2.50	9-14-2026	EUR	1,500,000	1,583,257
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	8.43	7-15-2029	EUR	750,000	765,615
					2,348,872
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 11

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Packaging & containers: 0.05%
OI European Group BV	6.25%	5-15-2028	EUR	250,000	$274,472
Technology: 0.38%
Computers: 0.38%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	729,000	772,874
Teleperformance SE	5.75	11-22-2031	EUR	1,200,000	1,362,974
					2,135,848
Utilities: 0.69%
Electric: 0.40%
Enel Finance International NVøø	0.75	6-17-2030	EUR	250,000	234,899
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	800,000	885,573
RWE AG	2.75	5-24-2030	EUR	200,000	209,717
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	800,000	903,729
					2,233,918
Gas: 0.29%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	1,200,000	1,187,151
Snam SpA	0.63	6-30-2031	EUR	450,000	406,703
					1,593,854
Total foreign corporate bonds and notes (Cost $47,367,347)					46,564,546
Foreign government bonds: 6.90%
Australia: 0.57%
Australia	2.75	11-21-2028	AUD	5,105,000	3,186,359
Brazil: 0.84%
Brazil	10.00	1-1-2027	BRL	1,500,000	232,172
Brazil	10.00	1-1-2029	BRL	30,000,000	4,437,015
					4,669,187
France: 1.94%
French Republic144A	2.75	2-25-2029	EUR	10,060,000	10,757,302
Indonesia: 0.42%
Indonesia	6.63	2-15-2034	IDR	6,000,000,000	371,201
Indonesia	6.88	4-15-2029	IDR	31,300,000,000	1,979,160
					2,350,361
Malaysia: 0.35%
Malaysia	3.88	3-14-2025	MYR	8,475,000	1,910,072
South Africa: 1.40%
Republic of South Africa	8.00	1-31-2030	ZAR	146,000,000	7,800,713
United Kingdom: 1.38%
U.K. Gilts	3.25	1-31-2033	GBP	6,440,000	7,666,995
Total foreign government bonds (Cost $39,671,321)					38,340,989
See accompanying notes to portfolio of investments
12 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 0.42%
Consumer, cyclical: 0.12%
Airlines: 0.04%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	9.63%	4-20-2028	$194,444	$200,577
Retail: 0.08%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.12	3-3-2028	500,000	477,555
Consumer, non-cyclical: 0.20%
Food: 0.13%
B&G Foods, Inc. (U.S. SOFR 1 Month+3.50%)±	8.07	10-10-2029	750,000	750,000
Healthcare-services: 0.07%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.34	7-1-2031	403,988	388,636
Energy: 0.02%
Pipelines: 0.02%
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	9.32	8-1-2029	99,500	100,122
Financial: 0.08%
Insurance: 0.08%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.94	12-23-2026	433,815	433,950
Total loans (Cost $2,351,193)				2,350,840
Non-agency mortgage-backed securities: 9.99%
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069	2,169,265	2,153,607
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	785,740	740,842
Angel Oak Mortgage Trust Series 2024-10 Class A1144A±±	5.35	10-25-2069	4,251,782	4,240,755
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	2,014,919	2,010,295
BAHA Trust Series 2024-MAR Class B144A±±%%	7.07	12-10-2029	2,240,000	2,274,586
Bank Series 2022-BNK44 Class A5±±	5.94	11-15-2055	3,835,000	4,042,359
BBCMS Mortgage Trust Series 2024-5C25 Class AS±±	6.36	3-15-2057	795,000	824,353
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	475,000	427,802
Benchmark Mortgage Trust Series 2022-B35 Class A5±±	4.59	5-15-2055	1,602,000	1,521,797
BMO Mortgage Trust Series 2023-C4 Class A5±±	5.12	2-15-2056	250,000	252,253
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	1,115,000	1,165,649
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	7.30	11-15-2028	250,000	247,503
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	250,000	228,793
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	5.62	10-15-2036	1,500,000	1,492,528
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.62	10-15-2036	4,560,000	4,531,500
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	585,000	555,905
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	7.25	2-15-2041	750,000	741,356
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	990,748	945,744
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	266,440	271,161
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	6.14	6-10-2037	1,615,000	1,637,894
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 13

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
FREMF Mortgage Trust Series 2019-KF70 Class B (30 Day Average U.S. SOFR+2.41%)144A±	7.26%	9-25-2029	$65,831	$61,933
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	7.71	1-25-2030	120,170	117,566
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	321,050	322,923
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	108,205	92,776
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	475,547	395,855
JPMBB Commercial Mortgage Securities Trust Series 2013- C15 Class D144A±±	4.76	11-15-2045	142,452	120,346
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	73,237	65,546
MCR Mortgage Trust Series 2024-HF1 Class A (U.S. SOFR 1 Month+1.79%)144A±	6.54	12-15-2041	1,695,000	1,692,881
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	900,000	802,985
MFA Trust Series 2021-INV1 Class A2144A±±	1.06	1-25-2056	604,745	579,046
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	92,578	86,104
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	1,980,000	1,528,570
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	5.60	1-25-2048	73,881	72,740
New Residential Mortgage Loan Trust Series 2022-NQM1 Class A1144A±±	2.28	4-25-2061	384,506	334,715
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	1,209,294	1,201,924
OPG Trust Series 2021-PORT Class A (U.S. SOFR 1 Month+0.60%)144A±	5.21	10-15-2036	1,153,723	1,147,954
OPG Trust Series 2021-PORT Class B (U.S. SOFR 1 Month+0.83%)144A±	5.44	10-15-2036	975,000	967,688
ORL Trust Series 2023-GLKS Class A (U.S. SOFR 1 Month+2.35%)144A±	6.96	10-19-2036	335,000	335,000
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	4.10	4-25-2057	1,479,872	1,441,686
PRPM LLC Series 2024-2 Class A1144A±±	7.03	3-25-2029	438,324	438,844
PRPM LLC Series 2024-NQM3 Class A1144A±±	5.23	8-25-2069	2,947,294	2,921,103
Residential Mortgage Loan Trust Series 2019-3 Class A3144A±±	3.04	9-25-2059	2,291	2,281
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	5,235,000	5,285,723
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	1,605,023	1,292,498
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	6.56	10-15-2041	3,325,000	3,342,143
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	49,330	46,609
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (U.S. SOFR 1 Month+1.41%)144A±	6.00	10-25-2059	150,000	152,929
Towd Point Mortgage Trust Series 2020-4 Class A2144A	2.50	10-25-2060	350,000	285,811
See accompanying notes to portfolio of investments
14 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02%	4-25-2064	$58,577	$54,180
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	60,453	55,912
Total non-agency mortgage-backed securities (Cost $55,508,836)				55,552,953
U.S. Treasury securities: 25.41%
U.S. Treasury Bonds	2.25	8-15-2049	945,000	626,099
U.S. Treasury Bonds	4.25	8-15-2054	16,285,000	15,926,221
U.S. Treasury Bonds	4.50	2-15-2044	135,000	135,359
U.S. Treasury Bonds	4.63	5-15-2054	14,260,000	14,823,716
U.S. Treasury Bonds	4.75	11-15-2043	2,265,000	2,349,495
U.S. Treasury Bonds	4.75	11-15-2053	580,000	613,758
U.S. Treasury Notes	3.50	9-30-2029	13,925,000	13,564,908
U.S. Treasury Notes##	3.63	8-31-2029	39,530,000	38,742,488
U.S. Treasury Notes	4.13	10-31-2029	20,680,000	20,710,697
U.S. Treasury Notes%%	4.13	11-30-2031	5,445,000	5,443,298
U.S. Treasury Notes	4.25	11-15-2034	3,220,000	3,234,591
U.S. Treasury Notes##	4.38	7-31-2026	25,030,000	25,082,798
Total U.S. Treasury securities (Cost $142,033,910)				141,253,428
Yankee corporate bonds and notes: 6.01%
Basic materials: 0.37%
Chemicals: 0.37%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	800,000	771,243
OCI NV144A	6.70	3-16-2033	1,295,000	1,306,319
				2,077,562
Communications: 0.11%
Telecommunications: 0.11%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	200,000	174,422
Nokia OYJ	6.63	5-15-2039	160,000	164,244
Zegona Finance PLC144A	8.63	7-15-2029	275,000	292,187
				630,853
Consumer, cyclical: 0.20%
Airlines: 0.11%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	635,000	635,564
Leisure time: 0.09%
Carnival Corp.144A	6.00	5-1-2029	295,000	296,032
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	185,000	187,325
				483,357
Consumer, non-cyclical: 0.19%
Pharmaceuticals: 0.19%
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	1,055,000	1,042,922
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 15

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 1.67%
Oil & gas: 1.12%
Aker BP ASA144A	5.13%	10-1-2034	$1,150,000	$1,112,611
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	185,000	184,107
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	1,000,000	1,039,362
Eni SpA144A	5.95	5-15-2054	1,995,000	2,027,237
Petroleos Mexicanos	6.70	2-16-2032	170,000	150,638
TotalEnergies Capital SA	5.43	9-10-2064	1,000,000	981,786
Woodside Finance Ltd.	5.70	9-12-2054	725,000	715,696
				6,211,437
Pipelines: 0.55%
Enbridge, Inc.	5.95	4-5-2054	680,000	710,687
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	300,000	316,297
Northriver Midstream Finance LP144A	6.75	7-15-2032	965,000	988,789
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)144A±	7.63	3-1-2055	1,000,000	1,032,390
				3,048,163
Financial: 3.02%
Banks: 2.38%
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	150,000	147,037
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	700,000	697,197
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	1,200,000	1,144,676
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	1,200,000	1,091,933
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	796,000	835,086
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	1,000,000	1,010,290
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	700,000	662,407
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	500,000	514,303
BNP Paribas SA (U.S. SOFR+1.92%)144A±	5.91	11-19-2035	1,930,000	1,926,233
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	1,020,000	1,044,672
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	1,250,000	1,232,662
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	1,500,000	1,540,598
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	400,000	348,135
See accompanying notes to portfolio of investments
16 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88%	2-12-2027	$610,000	$577,442
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	500,000	493,454
				13,266,125
Diversified financial services: 0.25%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	520,000	539,202
Marex Group PLC	6.40	11-4-2029	815,000	824,097
Unifin Financiera SAB de CV144A	9.88	1-28-2029	250,000	12,750
				1,376,049
Insurance: 0.26%
Allianz SE (5 Year Treasury Constant Maturity+2.77%)144A±	5.60	9-3-2054	200,000	198,050
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	400,000	419,199
Intact Financial Corp.144A	5.46	9-22-2032	810,000	830,352
				1,447,601
Savings & loans: 0.13%
Nationwide Building Society144A	4.85	7-27-2027	700,000	702,984
Industrial: 0.06%
Aerospace/defense: 0.01%
Bombardier, Inc.144A	7.88	4-15-2027	80,000	80,213
Engineering & construction: 0.05%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	240,000	254,994
Technology: 0.13%
Semiconductors: 0.13%
SK Hynix, Inc.144A	5.50	1-16-2027	739,000	744,342
Utilities: 0.26%
Electric: 0.26%
Comision Federal de Electricidad144A	3.35	2-9-2031	1,000,000	847,914
Comision Federal de Electricidad144A	3.88	7-26-2033	700,000	580,156
				1,428,070
Total yankee corporate bonds and notes (Cost $33,582,824)				33,430,236
Yankee government bonds: 2.51%
Benin: 0.07%
Benin144A	7.96	2-13-2038	400,000	388,224
Bermuda: 0.10%
Bermuda144A	3.38	8-20-2050	800,000	536,800
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 17

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colombia: 0.29%
Colombia	3.13%	4-15-2031	$200,000	$161,499
Colombia	8.00	11-14-2035	1,400,000	1,443,689
				1,605,188
Dominican Republic: 0.25%
Dominican Republic144A	4.88	9-23-2032	380,000	347,544
Dominican Republic144A	7.05	2-3-2031	1,000,000	1,041,274
				1,388,818
Israel: 0.28%
Israel	5.75	3-12-2054	1,650,000	1,578,492
Ivory Coast: 0.20%
Ivory Coast144A	8.25	1-30-2037	1,100,000	1,094,995
Kenya: 0.19%
Kenya144A	8.25	2-28-2048	1,250,000	1,046,875
Mexico: 0.23%
Mexico	6.35	2-9-2035	1,300,000	1,310,411
Oman: 0.13%
Oman144A	6.25	1-25-2031	700,000	730,461
Panama: 0.45%
Panama	4.50	1-19-2063	2,500,000	1,613,417
Panama	6.40	2-14-2035	900,000	865,877
				2,479,294
Romania: 0.32%
Romanian144A	5.75	3-24-2035	1,100,000	1,014,539
Romanian144A	6.38	1-30-2034	805,000	788,587
				1,803,126
Total yankee government bonds (Cost $14,287,033)				13,962,684

		Yield	Shares
Short-term investments: 2.77%
Investment companies: 2.77%
Allspring Government Money Market Fund Select Class♠∞##		4.58	15,380,174	15,380,174
Total short-term investments (Cost $15,380,174)				15,380,174
Total investments in securities (Cost $624,335,775)	111.88%			622,042,587
Other assets and liabilities, net	(11.88)			(66,045,246)
Total net assets	100.00%			$555,997,341

See accompanying notes to portfolio of investments
18 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2024 (unaudited)

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,123,011	$119,469,241	$(117,212,078)	$0	$0	$15,380,174	15,380,174	$183,501
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	2,202,490	AUD	3,215,000	Morgan Stanley, Inc.	12-31-2024	$104,978	$0
USD	454,059	AUD	670,000	Morgan Stanley, Inc.	12-31-2024	16,941	0
USD	301,613	AUD	465,000	Morgan Stanley, Inc.	12-31-2024	0	(1,760)
USD	318,767	AUD	490,000	Morgan Stanley, Inc.	12-31-2024	0	(916)
USD	1,447,518	BRL	8,000,000	Morgan Stanley, Inc.	12-31-2024	122,309	0
USD	859,353	BRL	4,800,000	Morgan Stanley, Inc.	12-31-2024	64,227	0
USD	34,104,701	EUR	30,561,000	Citibank N.A.	12-31-2024	1,769,190	0
USD	650,265	EUR	580,000	Citibank N.A.	12-31-2024	36,588	0
USD	2,803,083	EUR	2,500,000	Citibank N.A.	12-31-2024	157,922	0
USD	2,546,803	EUR	2,300,000	Citibank N.A.	12-31-2024	113,254	0
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 19

Portfolio of investments—November 30, 2024 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	991,066	EUR	900,000	Citibank N.A.	12-31-2024	$38,808	$0
USD	2,202,159	EUR	2,000,000	Citibank N.A.	12-31-2024	86,030	0
USD	2,036,058	EUR	1,850,000	Citibank N.A.	12-31-2024	78,639	0
USD	5,380,494	EUR	4,900,000	Citibank N.A.	12-31-2024	195,978	0
USD	2,831,964	EUR	2,600,000	Citibank N.A.	12-31-2024	80,996	0
USD	571,539	EUR	525,000	Citibank N.A.	12-31-2024	16,056	0
USD	2,718,579	EUR	2,500,000	Citibank N.A.	12-31-2024	73,418	0
USD	3,140,808	EUR	2,920,000	Citibank N.A.	12-31-2024	51,260	0
USD	1,852,938	EUR	1,750,000	Citibank N.A.	12-31-2024	1,325	0
USD	1,481,430	EUR	1,400,000	Morgan Stanley, Inc.	12-31-2024	139	0
USD	713,650	EUR	675,000	Citibank N.A.	12-31-2024	0	(544)
USD	5,634,917	GBP	4,224,000	Citibank N.A.	12-31-2024	260,167	0
USD	798,837	GBP	615,000	Citibank N.A.	12-31-2024	16,292	0
USD	1,236,739	GBP	950,000	Citibank N.A.	12-31-2024	27,929	0
USD	840,274	GBP	645,000	Citibank N.A.	12-31-2024	19,555	0
USD	1,930,146	GBP	1,500,000	Citibank N.A.	12-31-2024	21,499	0
USD	444,270	GBP	350,000	Citibank N.A.	12-31-2024	0	(1,081)
USD	1,262,418	MYR	5,210,000	Morgan Stanley, Inc.	12-31-2024	88,836	0
USD	144,076	MYR	600,000	Morgan Stanley, Inc.	12-31-2024	8,922	0
USD	397,474	MYR	1,700,000	Morgan Stanley, Inc.	12-31-2024	14,539	0
USD	229,544	MYR	1,000,000	Morgan Stanley, Inc.	12-31-2024	4,289	0
USD	3,677,266	ZAR	64,265,000	Morgan Stanley, Inc.	12-31-2024	119,398	0
JPY	16,500,000	USD	116,535	Citibank N.A.	1-6-2025	0	(5,738)
						$3,589,484	$(10,039)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	3	3-20-2025	$368,677	$381,563	$12,886	$0
2-Year U.S. Treasury Notes	646	3-31-2025	132,747,771	133,146,657	398,886	0
Short
10-Year Euro BUND Index	(1)	12-6-2024	(140,969)	(142,429)	0	(1,460)
2-Year Euro SCHATZ	(2)	12-6-2024	(225,391)	(226,292)	0	(901)
5-Year Euro-BOBL Futures	(4)	12-6-2024	(502,838)	(506,606)	0	(3,768)
Ultra 10-Year U.S. Treasury Notes	(280)	3-20-2025	(31,889,801)	(32,143,125)	0	(253,324)
					$411,772	$(259,453)
See accompanying notes to portfolio of investments
20 | Allspring Managed Account CoreBuilder Shares - Series CP

Notes to portfolio of investments—November 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2024, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce
Allspring Managed Account CoreBuilder Shares - Series CP | 21

Notes to portfolio of investments—November 30, 2024 (unaudited)
compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
22 | Allspring Managed Account CoreBuilder Shares - Series CP

Notes to portfolio of investments—November 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$56,456,856	$0	$56,456,856
Asset-backed securities	0	123,282,345	341,789	123,624,134
Common stocks
Financials	0	0	0	0
Corporate bonds and notes	0	95,125,747	0	95,125,747
Foreign corporate bonds and notes	0	46,564,546	0	46,564,546
Foreign government bonds	0	38,340,989	0	38,340,989
Loans	0	2,350,840	0	2,350,840
Non-agency mortgage-backed securities	0	55,552,953	0	55,552,953
U.S. Treasury securities	141,253,428	0	0	141,253,428
Yankee corporate bonds and notes	0	33,430,236	0	33,430,236
Yankee government bonds	0	13,962,684	0	13,962,684
Short-term investments
Investment companies	15,380,174	0	0	15,380,174
	156,633,602	465,067,196	341,789	622,042,587
Forward foreign currency contracts	0	3,589,484	0	3,589,484
Futures contracts	411,772	0	0	411,772
Total assets	$157,045,374	$468,656,680	$341,789	$626,043,843
Liabilities
Forward foreign currency contracts	$0	$10,039	$0	$10,039
Futures contracts	259,453	0	0	259,453
Total liabilities	$259,453	$10,039	$0	$269,492
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2024, $873,000 was segregated as cash collateral for these open futures contracts.  The Fund also had $3,150,000 segregated as cash collateral for open forward foreign currency contracts.
At November 30, 2024, the Fund had no material transfers into/out of Level 3.
Allspring Managed Account CoreBuilder Shares - Series CP | 23